UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09597

lord abbett stock appreciation fund

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2013

Item 1:      Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Stock Appreciation Fund

For the six-month period ended January 31, 2013

Lord Abbett Stock Appreciation Fund Semiannual Report
For the six-month period ended January 31, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Stock Appreciation Fund for the six-month period ended January 31, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Trustee, President and Chief Executive Officer

Expense Example

          As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2012 through January 31, 2013).

Actual Expenses

          For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/12 - 1/31/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	8/1/12	1/31/13	8/1/12 – 1/31/13

Class A
Actual	$1,000.00	$1,070.80	$ 7.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$ 7.37
Class B
Actual	$1,000.00	$1,066.10	$10.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.67	$10.61
Class C
Actual	$1,000.00	$1,066.10	$10.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.79	$10.51
Class F
Actual	$1,000.00	$1,071.50	$ 6.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.16	$ 6.11
Class I
Actual	$1,000.00	$1,072.50	$ 5.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$ 5.60
Class R2
Actual	$1,000.00	$1,071.20	$ 5.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$ 5.60
Class R3
Actual	$1,000.00	$1,069.70	$ 8.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$ 7.98

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.45% for Class A, 2.09% for Class B, 2.07% for Class C, 1.20% for Class F, 1.10% for Classes I and R2, and 1.57% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
January 31, 2013

Sector*	%**
Consumer Discretionary	13.59%
Consumer Staples	4.65%
Energy	4.19%
Financials	9.01%
Health Care	13.67%

Sector*	%**
Industrials	17.29%
Information Technology	31.47%
Materials	4.87%
Short-Term Investment	1.26%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)
January 31, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.46%

Aerospace & Defense 4.55%
B/E Aerospace, Inc.*	27,242	$1,403
Honeywell International, Inc.	33,362	2,276
United Technologies Corp.	32,565	2,852

Total		6,531

Beverages 1.03%
Fomento Economico
Mexicano SAB de CV ADR	13,711	1,479

Biotechnology 5.01%
BioMarin Pharmaceutical, Inc.*	19,730	1,083
Celgene Corp.*	22,058	2,183
Gilead Sciences, Inc.*	72,257	2,851
Medivation, Inc.*	19,914	1,082

Total		7,199

Capital Markets 8.98%

Affiliated Managers Group, Inc.*	13,143	1,891
BlackRock, Inc.	12,239	2,892
Charles Schwab Corp. (The)	93,096	1,539
Financial Engines, Inc.*	51,025	1,697
Goldman Sachs Group, Inc. (The)	12,585	1,861
Raymond James Financial, Inc.	34,256	1,529
TD Ameritrade Holding Corp.	77,110	1,495

Total		12,904

Chemicals 4.86%
CF Industries Holdings, Inc.	6,496	1,489
Eastman Chemical Co.	17,975	1,279
LyondellBasell Industries NV
Class A (Netherlands)(a)	17,134	1,086
Monsanto Co.	30,832	3,125

Total		6,979

Investments	Shares	Fair Value (000)

Communications Equipment 2.86%
QUALCOMM, Inc.	62,321	$4,115

Computers & Peripherals 1.27%
3D Systems Corp.*	18,832	1,090
Stratasys Ltd.*	9,319	731

Total		1,821

Construction & Engineering 1.01%
Quanta Services, Inc.*	49,926	1,447

Electrical Equipment 2.03%
Generac Holdings, Inc.	40,656	1,511
Rockwell Automation, Inc.	15,716	1,402

Total		2,913

Electronic Equipment, Instruments & Components 1.51%
IPG Photonics Corp.	10,929	716
Trimble Navigation Ltd.*	23,280	1,455

Total		2,171

Energy Equipment & Services 2.63%
Helmerich & Payne, Inc.	23,322	1,501
Oceaneering International, Inc.	36,027	2,277

Total		3,778

Food & Staples Retailing 2.71%
Costco Wholesale Corp.	21,905	2,242
CVS Caremark Corp.	32,146	1,646

Total		3,888

Food Products 0.90%
Green Mountain Coffee Roasters, Inc.*	28,383	1,292

Health Care Equipment & Supplies 1.17%
Intuitive Surgical, Inc.*	2,940	1,689

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
January 31, 2013

Investments	Shares	Fair Value (000)

Health Care Providers & Services 3.50%
Air Methods Corp.	24,591	$1,075
HCA Holdings, Inc.	28,877	1,087
MEDNAX, Inc.*	16,548	1,416
Universal Health Services, Inc. Class B	25,652	1,453

Total		5,031

Hotels, Restaurants & Leisure 3.09%
Las Vegas Sands Corp.	41,885	2,314
Starbucks Corp.	37,990	2,132

Total		4,446

Information Technology Services 3.11%
Cognizant Technology
Solutions Corp. Class A*	23,989	1,875
MasterCard, Inc. Class A	1,822	945
NeuStar, Inc. Class A*	17,476	789
Visa, Inc. Class A	5,465	863

Total		4,472

Internet & Catalog Retail 2.73%
Amazon.com, Inc.*	6,493	1,724
Netflix, Inc.*	4,910	811
priceline.com, Inc.*	2,025	1,388

Total		3,923

Internet Software & Services 15.50%
CoStar Group, Inc.*	8,709	817
eBay, Inc.*	58,074	3,248
Equinix, Inc.*	8,079	1,741
Facebook, Inc. Class A*	230,429	7,136
Google, Inc. Class A*	10,624	8,028
LinkedIn Corp. Class A*	10,495	1,299

Total		22,269

Machinery 3.77%
Deere & Co.	27,371	2,575
Nordson Corp.	16,169	1,093
Proto Labs, Inc.*	24,438	1,005
Wabtec Corp.	7,917	741

Total		5,414

Investments	Shares	Fair Value (000)

Media 3.27%
AMC Networks, Inc. Class A*	19,016	$1,084
Comcast Corp. Class A	40,971	1,560
Walt Disney Co. (The)	38,275	2,062

Total		4,706

Oil, Gas & Consumable Fuels 1.55%
Continental Resources, Inc.*	18,265	1,518
Kosmos Energy Ltd.*	57,432	711

Total		2,229

Pharmaceuticals 3.95%
Allergan, Inc.	20,047	2,105
Eli Lilly & Co.	33,234	1,784
Pfizer, Inc.	65,418	1,785

Total		5,674

Professional Services 2.32%
Robert Half International, Inc.	61,043	2,151
Verisk Analytics, Inc. Class A*	21,359	1,179

Total		3,330

Road & Rail 2.73%
Hertz Global Holdings, Inc.*	62,866	1,149
J.B. Hunt Transport Services, Inc.	23,272	1,566
Kansas City Southern	12,932	1,204

Total		3,919

Semiconductors & Semiconductor Equipment 5.07%
ARM Holdings plc ADR	35,332	1,451
ASML Holding NV (Netherlands)(a)	25,511	1,916
Cree, Inc.*	34,890	1,505
First Solar, Inc.*	34,865	982
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	80,979	1,437

Total		7,291

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)
January 31, 2013

Investments	Shares	Fair Value (000)

Software 2.06%
NetSuite, Inc.*	10,276	$722
Salesforce.com, Inc.*	12,970	2,232

Total		2,954

Specialty Retail 2.44%
Home Depot, Inc. (The)	52,380	3,505

Textiles, Apparel & Luxury Goods 2.01%
Michael Kors Holdings Ltd. (Hong Kong)*(a)	12,889	723
NIKE, Inc. Class B	40,015	2,163

Total		2,886

Trading Companies & Distributors 0.84%
United Rentals, Inc.*	23,985	1,214

Total Common Stocks (cost $132,398,731)		141,469

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 1.26%

Repurchase Agreement

Repurchase Agreement dated 1/31/2013, 0.01% due 2/1/2013 with Fixed Income Clearing Corp. collateralized by $1,835,000 of U.S. Treasury Note at 0.375% due 6/15/2015; value: $1,838,182; proceeds: $1,802,063 (cost $1,802,062)	$1,802	$1,802

Total Investments in Securities 99.72% (cost $134,200,793)		143,271

Other Assets in Excess of Liabilities 0.28%		409

Net Assets 100.00%		$143,680

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
January 31, 2013

ASSETS:
Investments in securities, at fair value (cost $134,200,793)	$143,270,965
Receivables:
Investment securities sold	12,939,467
Capital shares sold	391,049
Interest and dividends	43,271
From advisor (See Note 3)	9,216
Prepaid expenses and other assets	45,041

Total assets	156,699,009

LIABILITIES:
Payables:
Investment securities purchased	12,550,881
Capital shares reacquired	137,350
Management fee	90,072
12b-1 distribution fees	77,712
Trustees’ fees	27,385
To affiliate (See Note 3)	11,965
Fund administration	4,804
Accrued expenses and other liabilities	119,070

Total liabilities	13,019,239

NET ASSETS	$143,679,770

COMPOSITION OF NET ASSETS:
Paid-in capital	$156,072,241
Accumulated net investment loss	(560,185)
Accumulated net realized loss on investments	(20,902,458)
Net unrealized appreciation on investments	9,070,172

Net Assets	$143,679,770

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)(concluded)
January 31, 2013

Net assets by class:
Class A Shares	$77,192,362
Class B Shares	$7,886,658
Class C Shares	$25,662,557
Class F Shares	$4,137,397
Class I Shares	$23,619,530
Class R2 Shares	$10,176
Class R3 Shares	$5,171,090
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	11,880,528
Class B Shares	1,320,515
Class C Shares	4,296,564
Class F Shares	628,213
Class I Shares	3,545,873
Class R2 Shares	1,537
Class R3 Shares	801,357
Net asset value, offering and redemption price per share
(Net assets divided by outstanding shares):
Class A Shares-Net asset value	$6.50
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)	$6.90
Class B Shares-Net asset value	$5.97
Class C Shares-Net asset value	$5.97
Class F Shares-Net asset value	$6.59
Class I Shares-Net asset value	$6.66
Class R2 Shares-Net asset value	$6.62
Class R3 Shares-Net asset value	$6.45

8	See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended January 31, 2013

Investment income:
Dividends	$1,128,851
Interest	149

Total investment income	1,129,000

Expenses:
Management fee	540,214
12b-1 distribution plan-Class A	137,236
12b-1 distribution plan-Class B	41,974
12b-1 distribution plan-Class C	124,268
12b-1 distribution plan-Class F	1,909
12b-1 distribution plan-Class R2	—
12b-1 distribution plan-Class R3	10,737
Shareholder servicing	149,276
Registration	42,144
Fund administration	28,811
Professional	27,740
Subsidy (See Note 3)	25,811
Reports to shareholders	20,246
Custody	5,490
Trustees’ fees	2,230
Other	4,865

Gross expenses	1,162,951
Expense reductions (See Note 7)	(34)
Management fee waived (See Note 3)	(54,481)

Net expenses	1,108,436

Net investment income	20,564

Net realized and unrealized gain (loss):
Net realized gain on investments	17,820,518
Net change in unrealized appreciation/depreciation on investments	(8,049,153)

Net realized and unrealized gain	9,771,365

Net Increase in Net Assets Resulting From Operations	$9,791,929

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

DECREASE IN NET ASSETS	For the Six Months Ended January 31, 2013 (unaudited)	For the Year Ended July 31, 2012
Operations:
Net investment income (loss)	$20,564	$(607,335)
Net realized gain on investments	17,820,518	10,320,450
Net change in unrealized appreciation/depreciation on investments	(8,049,153)	(11,643,994)

Net increase (decrease) in net assets resulting from operations	9,791,929	(1,930,879)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	16,694,514	23,062,012
Cost of shares reacquired	(35,030,189)	(65,221,039)

Net decrease in net assets resulting from capital share transactions	(18,335,675)	(42,159,027)

Net decrease in net assets	(8,543,746)	(44,089,906)

NET ASSETS:
Beginning of period	$152,223,516	$196,313,422

End of period	$143,679,770	$152,223,516

Accumulated net investment loss	$(560,185)	$(580,749)

10	See Notes to Financial Statements.

Financial Highlights

	Class A Shares

	Six Months Ended 1/31/2013 (unaudited)		Year Ended 7/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$6.07		$6.13	$5.05	$4.50	$5.74	$5.98

Investment operations:
Net investment
income (loss)(a)	—	(b)	(.02)	(.01)	(.02)	— (b)	(.03)
Net realized and
unrealized gain (loss)	.43		(.04)	1.09	.57	(1.24)	(.21)

Total from investment
operations	.43		(.06)	1.08	.55	(1.24)	(.24)

Net asset value,
end of period	$6.50		$6.07	$6.13	$5.05	$4.50	$5.74

Total Return(c)	7.08	%(d)	(.98)%	21.39%	12.22%	(21.60)%	(4.01)%
Ratios to Average Net Assets:
Expenses, excluding expense
reductions and including
management fee waived and expenses reimbursed	.73	%(d)	1.45%	1.45%	1.48%	1.50%	1.50%
Expenses, including expense
reductions, management
fee waived and expenses reimbursed	.73	%(d)	1.45%	1.45%	1.48%	1.50%	1.50%
Expenses, excluding expense
reductions, management
fee waived and expenses reimbursed	.77	%(d)	1.50%	1.45%	1.55%	1.70%	1.56%
Net investment income (loss)	.06	%(d)	(.31)%	(.20)%	(.48)%	(.10)%	(.50)%

Supplemental Data:

Net assets,
end of period (000)	$77,192		$87,300	$98,080	$90,029	$96,736	$119,321
Portfolio turnover rate	388.72	%(d)	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	11

Financial Highlights (continued)

	Class B Shares

	Six Months Ended 1/31/2013 (unaudited)		Year Ended 7/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$5.60		$5.69	$4.72	$4.23	$5.43	$5.70

Investment operations:
Net investment loss(a)	(.02)		(.05)	(.04)	(.05)	(.03)	(.07)
Net realized and
unrealized gain (loss)	.39		(.04)	1.01	.54	(1.17)	(.20)

Total from investment
operations	.37		(.09)	.97	.49	(1.20)	(.27)

Net asset value,
end of period	$5.97		$5.60	$5.69	$4.72	$4.23	$5.43

Total Return(b)	6.61	%(c)	(1.58)%	20.55%	11.58%	(22.10)%	(4.74)%
Ratios to Average Net Assets:
Expenses, excluding expense
reductions and including
management fee waived and expenses reimbursed	1.05	%(c)	2.09%	2.09%	2.13%	2.15%	2.15%
Expenses, including expense
reductions, management
fee waived and expenses reimbursed	1.05	%(c)	2.09%	2.09%	2.13%	2.15%	2.15%
Expenses, excluding expense
reductions, management
fee waived and expenses reimbursed	1.09	%(c)	2.14%	2.10%	2.20%	2.35%	2.21%
Net investment loss	(.28	)%(c)	(.94)%	(.81)%	(1.13)%	(.75)%	(1.16)%

Supplemental Data:

Net assets,
end of period (000)	$7,887		$9,172	$13,698	$16,683	$20,890	$31,989
Portfolio turnover rate	388.72	%(c)	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares

	Six Months Ended 1/31/2013 (unaudited)		Year Ended 7/31

			2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value,
beginning of period	$5.60		$5.69	$4.72	$4.23	$5.43	$5.69

Investment operations:
Net investment loss(a)	(.01)		(.05)	(.04)	(.05)	(.03)	(.07)
Net realized and
unrealized gain (loss)	.38		(.04)	1.01	.54	(1.17)	(.19)

Total from investment
operations	.37		(.09)	.97	.49	(1.20)	(.26)

Net asset value,
end of period	$5.97		$5.60	$5.69	$4.72	$4.23	$5.43

Total Return(b)	6.61	%(c)	(1.58)%	20.55%	11.58%	(22.10)%	(4.57)%
Ratios to Average Net Assets:
Expenses, excluding expense
reductions and including
management fee waived and expenses reimbursed	1.04	%(c)	2.05%	2.03%	2.13%	2.15%	2.15%
Expenses, including expense
reductions, management
fee waived and expenses reimbursed	1.04	%(c)	2.05%	2.03%	2.13%	2.15%	2.15%
Expenses, excluding expense
reductions, management
fee waived and expenses reimbursed	1.08	%(c)	2.10%	2.04%	2.20%	2.35%	2.21%
Net investment loss	(.25	)%(c)	(.91)%	(.78)%	(1.13)%	(.75)%	(1.15)%

Supplemental Data:

Net assets,
end of period (000)	$25,663		$26,020	$30,408	$30,295	$35,198	$50,103
Portfolio turnover rate	388.72	%(c)	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	13

Financial Highlights (continued)

	Class F Shares

	Six Months Ended 1/31/2013 (unaudited)		Year Ended 7/31				9/28/2007(a) to 7/31/2008

			2012	2011	2010	2009
Per Share Operating Performance
Net asset value,
beginning of period	$6.15		$6.19	$5.09	$4.52	$5.75	$6.53

Investment operations:
Net investment
income (loss)(b)	.01		— (c)	— (c)	(.01)	— (c)	(.02)
Net realized and
unrealized gain (loss)	.43		(.04)	1.10	.58	(1.23)	(.76)

Total from investment
operations	.44		(.04)	1.10	.57	(1.23)	(.78)

Net asset value,
end of period	$6.59		$6.15	$6.19	$5.09	$4.52	$5.75

Total Return(d)	7.15	%(e)	(.65)%	21.61%	12.61%	(21.39)%	(11.94	)%(e)
Ratios to Average Net Assets:
Expenses, excluding expense
reductions and including
management fee waived and expenses reimbursed	.60	%(e)	1.20%	1.20%	1.23%	1.25%	1.02	%(e)
Expenses, including expense
reductions, management
fee waived and expenses reimbursed	.60	%(e)	1.20%	1.20%	1.23%	1.25%	1.02	%(e)
Expenses, excluding expense
reductions, management
fee waived and expenses reimbursed	.64	%(e)	1.25%	1.20%	1.29%	1.45%	1.10	%(e)
Net investment income (loss)	.19	%(e)	(.07)%	(.01)%	(.23)%	.05%	(.33	)%(e)

Supplemental Data:

Net assets,
end of period (000)	$4,137		$3,878	$4,205	$2,617	$1,980	$654
Portfolio turnover rate	388.72	%(e)	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

14	See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares

	Six Months Ended 1/31/2013 (unaudited)
			Year Ended 7/31

			2012	2011	2010	2009	2008

Per Share Operating Performance

Net asset value, beginning of period	$6.21		$6.25	$5.13	$4.56	$5.79	$6.01

Investment operations:

Net investment income (loss)(a)	.02		— (b)	.01	(.01)	.01	(.01)

Net realized and unrealized gain (loss)	.43		(.04)	1.11	.58	(1.24)	(.21)

Total from investment operations	.45		(.04)	1.12	.57	(1.23)	(.22)

Net asset value, end of period	$6.66		$6.21	$6.25	$5.13	$4.56	$5.79

Total Return(c)	7.25	%(d)	(.64)%	21.83%	12.50%	(21.24)%	(3.66)%
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(d)	1.10%	1.10%	1.13%	1.15%	1.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.10%	1.10%	1.13%	1.15%	1.15%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59	%(d)	1.15%	1.10%	1.19%	1.35%	1.21%
Net investment income (loss)	.25	%(d)	.08%	.11%	(.15)%	.25%	(.16)%

Supplemental Data:

Net assets, end of period (000)	$23,620		$21,714	$47,301	$29,241	$23,962	$23,883
Portfolio turnover rate	388.72	%(d)	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	15

Financial Highlights (continued)

Class R2 Shares

Six Months Ended 1/31/2013 (unaudited)							9/28/2007(a) to 7/31/2008
			Year Ended 7/31

			2012	2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of period	$6.18		$6.21	$5.10	$4.53	$5.75	$6.53

Investment operations:

Net investment income (loss)(b)	.02		— (c)	.01	(.01)	.01	(.01)

Net realized and unrealized gain (loss)	.42		(.03)	1.10	.58	(1.23)	(.77)

Total from investment operations	.44		(.03)	1.11	.57	(1.22)	(.78)

Net asset value, end of period	$6.62		$6.18	$6.21	$5.10	$4.53	$5.75

Total Return(d)	7.12	%(e)	(.48)%	21.76%	12.58%	(21.22)%	(11.94	)%(e)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(e)	1.09%	1.08%	1.15%	1.12%	.98	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(e)	1.09%	1.08%	1.15%	1.12%	.98	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59	%(e)	1.14%	1.68%	1.75%	1.92%	1.03	%(e)
Net investment income (loss)	.24	%(e)	.04%	.16%	(.18)%	.27%	(.12	)%(e)

Supplemental Data:

Net assets, end of period (000)	$10		$9	$12	$10	$7	$9
Portfolio turnover rate	388.72	%(e)	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

16	See Notes to Financial Statements.

Financial Highlights (concluded)

Class R3 Shares

Six Months Ended 1/31/2013 (unaudited)							9/28/2007(a) to 7/31/2008
			Year Ended 7/31

			2012	2011	2010	2009
Per Share Operating Performance

Net asset value, beginning of period	$6.03		$6.10	$5.03	$4.49	$5.73	$6.53

Investment operations:
Net investment loss(b)	—	(c)	(.03)	(.03)	(.04)	(.01)	(.02)

Net realized and unrealized gain (loss)	.42		(.04)	1.10	.58	(1.23)	(.78)

Total from investment operations	.42		(.07)	1.07	.54	(1.24)	(.80)

Net asset value, end of period	$6.45		$6.03	$6.10	$5.03	$4.49	$5.73

Total Return(d)	6.97	%(e)	(1.15)%	21.27%	12.03%	(21.64)%	(12.25	)%(e)
Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.79	%(e)	1.57%	1.58%	1.59%	1.63%	1.24	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.79	%(e)	1.57%	1.58%	1.59%	1.63%	1.24	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.83	%(e)	1.62%	1.58%	1.59%	1.83%	1.30	%(e)
Net investment loss	(.01	)%(e)	(.46)%	(.45)%	(.84)%	(.23)%	(.40	)%(e)

Supplemental Data:

Net assets, end of period (000)	$5,171		$4,130	$2,608	$673	$27	$34
Portfolio turnover rate	388.72	%(e)	110.79%	135.46%	84.12%	160.11%	174.14%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was formed on September 29, 1999 and is organized as a Delaware statutory trust.

The Fund’s investment objective is long-term capital growth. The Fund has seven classes of shares: Class A, B, C, F, I, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares were fully redeemed on December 19, 2012 and are no longer available to investors.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of

Notes to Financial Statements (unaudited)(continued)

portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended July 31, 2009 through July 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-

Notes to Financial Statements (unaudited)(continued)

tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$141,469	$—	$—	$141,469
Repurchase Agreement	—	1,802	—	1,802

Total	$141,469	$1,802	$—	$143,271

*	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. There were no level transfers during the period ended January 31, 2013.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

Notes to Financial Statements (unaudited)(continued)

For the six months ended January 31, 2013, the effective management fee, net of waivers, was at an annualized rate of .67% of the Fund’s average daily net assets.

For the period ended January 31, 2013 and continuing through November 30, 2013, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses for each class, excluding 12b-1 fees, to an annual rate of 1.10%. This agreement may be terminated only by the Fund’s Board.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (“Diversified Equity Strategy Fund”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fee and distribution and service fees) of Diversified Equity Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by the Diversified Equity Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statements of Assets and Liabilities.

As of January 31, 2013, the percentage of the Fund’s outstanding shares owned by Diversified Equity Strategy Fund was 12.89%.

12b-1 Distribution Plan
The Fund has adopted a distribution plan with respect to Class A, B, C, F, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions
Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2013:

Distributor Commissions	Dealers’ Concessions

$9,463	$51,219

Distributor received CDSCs of $564 and $861 for Class A and Class C shares, respectively, for the six months ended January 31, 2013.

During the six months ended January 31, 2013, two Trustees and certain of the Fund’s officers had an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of July 31, 2012, the Fund had a capital loss carryforward of $30,943,117 set to expire in 2018.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of January 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$135,208,243

Gross unrealized gain	8,589,536
Gross unrealized loss	(526,814)

Net unrealized security gain	$8,062,722

The difference between book-basis and tax-basis unrealized gains (losses) is primarily due to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2013 were as follows:

Purchases	Sales

$548,660,422	$569,087,468

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2013.

6.	TRUSTEES’ REMUNERATION

During the six months ended January 31, 2013, the Fund’s officers and the two Trustees who were associated with Lord Abbett did not receive any compensation from the Fund for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are

Notes to Financial Statements (unaudited)(continued)

included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of January 31, 2013, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2013.

For the period February 3, 2011 through April 1, 2012, the Fund and certain other funds managed by Lord Abbett had an amount of $200,000,000 available under a Facility from SSB with an annual fee to maintain the Facility of .125% of the amount available under the Facility.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with growth stocks. The value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. Large growth stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and value stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for meeting or exceeding earnings expectations or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2013 (unaudited)		Year Ended July 31, 2012

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	1,188,720	$7,404,646	1,761,254	$10,281,416
Converted from Class B*	98,076	614,396	214,625	1,257,541
Shares reacquired	(3,786,564)	(23,566,927)	(3,589,191)	(20,746,614)

Decrease	(2,499,768)	$(15,547,885)	(1,613,312)	$(9,207,657)

Class B Shares

Shares sold	32,514	$186,426	64,712	$356,157
Shares reacquired	(243,611)	(1,384,900)	(601,125)	(3,193,097)
Converted to Class A*	(106,624)	(614,396)	(231,950)	(1,257,541)

Decrease	(317,721)	$(1,812,870)	(768,363)	$(4,094,481)

Class C Shares

Shares sold	284,160	$1,617,432	661,970	$3,574,700
Shares reacquired	(635,286)	(3,613,285)	(1,359,506)	(7,323,065)

Decrease	(351,126)	$(1,995,853)	(697,536)	$(3,748,365)

Class F Shares

Shares sold	510,453	$3,240,847	644,180	$3,738,873
Shares reacquired	(513,162)	(3,230,523)	(692,196)	(4,046,560)

Increase (decrease)	(2,709)	$10,324	(48,016)	$(307,687)

Class I Shares

Shares sold	450,434	$2,840,921	457,503	$2,764,517
Shares reacquired	(399,383)	(2,543,697)	(4,525,838)	(29,058,681)

Increase (decrease)	51,051	$297,224	(4,068,335)	$(26,294,164)

Class P Shares†

Shares reacquired	(112.205)	$(702)	—	$—

Decrease	(112.205)	$(702)	—	$—

Class R2 Shares

Shares sold	4.145	$27	—	$—
Shares reacquired	—	—	(338.145)	(1,906)

Increase (decrease)	4.145	$27	(338.145)	$(1,906)

Class R3 Shares

Shares sold	228,766	$1,404,215	402,856	$2,346,349
Shares reacquired	(111,881)	(690,155)	(145,777)	(851,116)

Increase	116,885	$714,060	257,079	$1,495,233

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†	Shares were fully redeemed on December 19, 2012 and are no longer available to investors.

Notes to Financial Statements (unaudited)(concluded)

12.	SUBSEQUENT EVENTS

After the close of business on March 22, 2013, Lord Abbett Securities Trust – Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”) received all of the assets of Lord Abbett Stock Appreciation Fund and assumed all of the Fund’s liabilities, except for certain expenses reimbursed by Lord Abbett and obligations arising under a plan of reorganization approved by the shareholders of Stock Appreciation Fund on March 15, 2013. The acquisition was accomplished by a tax-free exchange. The total net assets of Growth Leaders Fund immediately before the transfer were $31,440,888. Total net assets of Stock Appreciation Fund immediately before the transfer were $141,354,303. Total net assets of Growth Leaders Fund immediately after the transfer were $172,795,191.

Approval of Advisory Contract

The Board of Trustees of the Fund, including all of the Trustees who are not interested persons of the Fund or Lord, Abbett & Co. LLC (“Lord Abbett”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management team conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds within the same investment classification/objective (the “performance universe”) and the investment performance of an appropriate benchmark; (2) information provided by Lipper Inc. regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) detailed performance attribution analysis; (4) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the management agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (9) information regarding the distribution arrangements of the Fund; and (10) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of two performance universes, one consisting of multi-cap growth funds and the other consisting of large-cap growth funds, each as of various periods ended September 30, 2012. The Board observed that the investment performance of the Class A shares was below the medians of the performance universes for each of the periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also considered the steps Lord Abbett had taken or was taking to improve investment performance of the Fund.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each class of shares of the Fund and the expense levels of two peer groups, one consisting of multi-cap growth funds and the other consisting of large-cap growth funds. The Board considered the fiscal periods on which the peer group comparisons were based, and noted that the fiscal years of many funds in the peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels and how those levels would relate to those of the peer group and the amount and nature of the fees paid by shareholders. The Board observed that the expense ratios generally were above the medians of the peer groups.

Profitability. The Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Stock Appreciation Fund	LASA-3-0113 (03/13)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:      Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

lord abbett stock appreciation fund

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: March 27, 2013

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: March 27, 2013

By: /s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: March 27, 2013